Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
Summary of Effect of Change in Foreign Exchange Rate

Brazilian Real x U.S. Dollar	Dec/22	Sep/22	Mar/22	Jun/22	Mar/22	Dec/21	Sep/21	Jun/21	Mar/21	Dec/20	Sep/20	Jun/20	Mar/20
Quarterly average exchange rate	5.26	5.25	5.23	4.93	5.23	5.59	5.23	5.29	5.48	5.39	5.38	5.39	4.47
Period-end exchange rate	5.22	5.41	4.74	5.24	4.74	5.58	5.44	5.00	5.70	5.20	5.64	5.48	5.20